Shareholders' Loans - Schedule of Shareholders' Convertible Loan (Details) (10-K) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance		$ 3,837
Additions during the year			$ 3,000
Balance			3,837
Conversion Option [Member]
Balance		703	160
Additions during the year			505
financial expenses		3	38
Conversion of shareholders' loan into preferred shares		(706)
Balance			703
Debt Component [Member]
Balance		3,837	865
Additions during the year			2,495
financial expenses		163	477
Conversion of shareholders' loan into preferred shares		(4,000)
Balance			$ 3,837